UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

   Nine Elk Street

               Albany, NY                                12207-1002

(Address of principal executive offices)                          (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund
	Schedule of Investments
		March 31, 2009
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Part & Auxiliary Equipment
102,700	LMI Aerospace Inc. *	$ 743,548	1.01%

Apparel & Other Finished Products of Fabrics & Similar Materials
130,700	Volcom Inc. *	1,267,790	1.71%

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties
64,100	Corn Products International Inc.	1,358,920	1.84%

Chemical & Allied Products
45,600	Arch Chemicals Inc.	864,576
108,500	Innospec Inc.	409,045
		1,273,621	1.72%

Computer Communications Equipment
297,900	3Com Corporation *	920,511	1.24%

Construction Machinery & Equipment
75,300	Columbus McKinnon Corp. *	656,616	0.89%

Crude Petroleum & Natural Gas
83,600	St. Mary Land & Exploration Co.	1,106,028
41,400	Whiting Petroleum Corp. *	1,070,190
		2,176,218	2.94%

Deep Sea Foreign Transportation of Freight
8,900	Seacor Holdings Inc. *	518,959	0.70%

Drilling Oil & Gas Wells
49,800	Atwood Oceanics Inc. *	826,182	1.12%

Electric Services
53,100	Portland General Electric Co.	934,029	1.26%

Electrical Industrial Apparatus
66,700	Woodward Governor Co.	745,706	1.01%

Electrical Work
28,800	EMCOR Group, Inc. *	494,496	0.67%

Electronic Components & Accessories
331,200	Vishay Intertechnology *	1,152,576	1.56%

Electronic Components, NEC
263,000	Spectrum Control Inc. *	1,848,890	2.50%

Fire, Marine & Casualty Insurance
96,100	American Financial Group Inc.	1,542,405
56,200	Harleysville Group Inc.	1,787,722
		3,330,127	4.50%

Food and Kindred Products
58,250	Flowers Foods Inc.	1,367,710	1.85%

Hospital & Medical Service Plans
83,400	Molina Healthcare Inc. *	1,586,268	2.14%

In Vitro & In Vivo Diagnostic Substances
177,000	Trinity Biotech plc * **	307,980	0.42%

Industrial Instruments For Measurement, Display and Control
8,730	K-Tron International Inc. *	529,649	0.72%

Industrial Organic Chemicals
75,900	Sensient Technologies Corp.	1,783,650	2.41%

Laboratory Analytical Instruments
80,700	PerkinElmer Inc.	1,030,539	1.39%

Life Insurance
8,100	National Western Life Insurance Co.	915,300	1.24%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
48,000	Phillips-Van Heusen Corp.	1,088,640	1.47%

Metal Cans
35,600	Silgan Holdings Inc.	1,870,424	2.53%

Metalworking Machinery & Equipment
16,600	Lincoln Electric Holdings, Inc.	526,054	0.71%

Miscellaneous Industrial & Commercial Machinery & Equipment
48,200	Curtiss-Wright Corp.	1,352,010	1.83%

Motor Vehicle Parts & Accessories
45,100	Superior Industries International Inc.	534,435	0.72%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
68,000	Steris Corp.	1,583,040	2.14%

Pharmaceutical Preparations
93,600	Endo Pharmaceuticals Holdings Inc. *	1,654,848	2.24%

Photographic Equipment & Supplies
92,500	Avid Technology, Inc. *	845,450	1.14%

Railroads, Line-Haul Operating
31,300	Kansas City Southern *	397,823	0.54%

Retail - Family Clothing Stores
72,700	American Eagle Outfitters	889,848	1.20%

Retail - Miscellaneous Retail
78,700	EZCORP Inc. *	910,559	1.23%

Retail - Shoe Stores
104,100	Foot Locker, Inc.	1,090,968
60,400	Genesco Inc. *	1,137,332
		2,228,300	3.01%

Rolling, Drawing & Extruding of Nonferrous Metals
66,600	RTI International Metals Inc. *	779,220	1.05%

Savings Institution, Federally Chartered
105,600	United Financial Bancorp	1,382,304
150,300	Westfield Financial Inc.	1,322,640
		2,704,944	3.66%

Secondary Smelting & Refining of Nonferrous Metals
40,900	OM Group, Inc. *	790,188	1.07%

Security Brokers, Dealers & Flotation Companies
101,600	Jefferies Group Inc.	1,402,080
43,900	Piper Jaffray Companies *	1,132,181
		2,534,261	3.43%

Semiconductors & Related Devices
36,400	Cabot Microelectronics Corp. *	874,692
90,000	QLogic Corporation *	1,000,800
98,100	Verigy, Ltd. *	809,325
		2,684,817	3.63%

Services - Business Services
63,200	Fair Isaac Corp.	889,224
184,700	Premiere Global Services, Inc. *	1,629,054
		2,518,278	3.41%

Services - Computer Integrated Systems Design
56,900	MICROS Systems, Inc. *	1,066,875	1.44%

Services - Hospitals
52,000	Magellan Health Services Inc. *	1,894,880
37,000	Mednax, Inc. *	1,090,390
37,900	Rehabcare Group Inc. *	660,976
		3,646,246	4.93%

Services - Motion Picture Theaters
115,900	Regal Entertainment Group	1,554,219	2.10%

Services - Prepackaged Software
37,400	ACI Worldwide, Inc. *	701,250
228,400	Compuware Corp. *	1,505,156
178,100	Lawson Software, Inc. *	756,925
36,400	Sybase, Inc. *	1,102,556
		4,065,887	5.50%

Surgical & Medical Instruments & Apparatus
50,800	Cantel Medical Corp. *	653,796	0.88%

Transportation Services
34,200	GATX Corporation	691,866	0.94%

Water, Sewer, Pipeline, Comm & Power Line Construction
12,509	Preformed Line Products Co.	470,839	0.64%

Wholesale - Electronic Parts & Equipment, NEC
30,400	Arrow Electronics, Inc. *	579,424	0.78%

Wholesale - Machinery, Equipment & Supplies
80,700	Kaman Corp.	1,011,978	1.38%

Total for Common Stock (Cost $81,633,845)		$ 65,403,554	88.44%

REAL ESTATE INVESTMENT TRUSTS
245,200	Anworth Mortgage Asset Corp.	1,503,076
274,400	MFA Mortgage Investments Inc.	1,613,472
8,500	Mid-America Apartment	262,055
Total for Real Estate Investment Trusts (Cost $4,704,598)		3,378,603	4.57%

CASH EQUIVALENTS
5,529,818	SEI Daily Income Treasury Government CL B 0.23% ***	5,529,818	7.48%
Total for Cash Equivalents (Cost $5,529,818)

Total Investment Securities		74,311,975	100.48%
	(Cost $91,868,261)

Liabilities In Excess of Other Assets		(355,593)	-0.48%

Net Assets		$ 73,956,381	100.00%

* Non-Income Producing Securities.
**ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2009.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
	Schedule of Investments
		March 31, 2009
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment
7,000	LMI Aerospace Inc. *	$ 50,680	2.16%

Apparel & Other Finished Products of Fabrics & Similar Materials
7,600	Volcom Inc. *	73,720	3.14%

Biological Products, (No Diagnostic Substances)
2,500	Life Technologies Corporation *	81,200	3.46%

Computer Services Software
24,000	3Com Corporation *	74,160	3.16%

Construction Machinery & Equipment
8,900	Columbus Mckinnon Corp. *	77,608	3.30%

Crude Petroleum & Natural Gas
5,500	St. Mary Land & Exploration Co.	72,765
3,000	Whiting Petroleum Corp. *	77,550
		150,315	6.40%

Electrical Work
2,500	EMCOR Group, Inc. *	42,925	1.83%

Electronic Components, NEC
9,500	Spectrum Control Inc. *	66,785	2.84%

Fire, Marine & Casualty Insurance
4,900	American Financial Group Inc.	78,645	3.35%

Hospital & Medical Service Plans
4,300	Molina Healthcare Inc. *	81,786	3.48%

In Vitro & In Vivo Diagnostic Substances
17,200	Trinity Biotech plc * **	29,928	1.27%

Laboratory Analytical Instruments
5,000	PerkinElmer Inc.	63,850	2.72%

Metal Cans
3,400	Crown Holdings Inc. *	77,282	3.29%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,700	Steris Corp.	86,136	3.67%

Pharmaceutical Preparations
4,700	Endo Pharmaceuticals Holdings Inc. *	83,096	3.54%

Photographic Equipment & Supplies
7,600	Avid Technology, Inc. *	69,464	2.96%

Retail - Family Clothing Stores
6,000	American Eagle Outfitters	73,440	3.13%

Retail - Miscellaneous Retail
6,700	EZCORP Inc. *	77,519	3.30%

Retail - Shoe Stores
7,500	Foot Locker, Inc.	78,600	3.35%

Retail - Variety Stores
2,300	BJ's Wholesale Club, Inc. *	73,577	3.13%

Semiconductors & Related Devices
6,200	QLogic Corporation *	68,944	2.93%

Services - Business Services
10,800	Premiere Global Services Inc. *	95,256	4.06%

Services - Computer Integrated Systems Design
4,100	MICROS Systems, Inc. *	76,875	3.27%

Services - Hospitals
2,200	Magellan Health Services Inc. *	80,168
2,500	Mednax, Inc. *	73,675
		153,843	6.55%

Services - Motion Picture Theaters
6,000	Regal Entertainment Group	80,460	3.43%

Service - Prepackaged Software
12,000	Compuware Corp. *	79,080
16,900	Lawson Software, Inc. *	71,825
		150,905	6.42%

Surgical & Medical Instruments & Apparatus
5,100	Cantel Medical Corp. *	65,637	2.78%

Total for Common Stock (Cost $2,391,992)		$ 2,182,636	92.92%

REAL ESTATE INVESTMENT TRUSTS
13,900	MFA Mortgage Investments Inc.	81,732
2,400	Mid-America Apartment	73,992
		155,724	6.62%
Total for Real Estate Investment Trusts (Cost $148,585)

CASH EQUIVALENTS
42,671	SEI Daily Income Treasury Government CL B 0.23% ***	42,671	1.82%
Total for Cash Equivalents (Cost $42,671)

Total Investment Securities		2,381,031	101.36%
	(Cost $2,583,248)

Liabilities In Excess of Other Assets		(31,974)	-1.36%

		$ 2,349,057	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2008.

See accompanying notes to Schedules of Investments

Paradigm Select Fund
	Schedule of Investments
		March 31, 2009
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Part & Auxiliary Equipment, NEC
900	Rockwell Collins Inc.	$ 29,376	1.61%

Biological Products, (No Diagnostic Substances)
1,200	Life Technologies Corporation *	38,976	2.13%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
900	The J. M. Smucker Company	33,543	1.83%

Chemical & Allied Products
1,800	Innospec Inc.	6,786	0.37%

Crude Petroleum & Natural Gas
800	Denbury Resources Inc. *	11,888
1,100	Plains Exploration & Production Company *	18,953
2,100	St. Mary Land & Exploration Co.	27,783
1,000	Whiting Petroleum Corp. *	25,850
		84,474	4.62%

Electric & Other Services Combined
2,000	CMS Energy Corp.	23,680	1.30%

Electric Services
1,300	Portland General Electric Co.	22,867	1.25%

Electrical Industrial Apparatus
1,600	Woodward Governor Co.	17,888	0.98%

Electrical Work
600	EMCOR Group, Inc. *	10,302	0.56%

Fabricated Rubber Products
600	West Pharmaceutical Services, Inc.	19,686	1.08%

Fire, Marine & Casualty Insurance
164	Alleghany Inc. *	44,476
1,900	American Financial Group Inc.	30,495
600	Everest Re Group Ltd. **	42,480
1,600	Harleysville Group Inc.	50,896
50	Markel Corp. *	14,194
		182,541	9.98%

Food & Kindred Products
1,475	Flowers Foods Inc.	34,633	1.89%

Guided Missiles & Space Vehicles & Parts
400	Alliant Techsystems Inc. *	26,792	1.47%

Insurance Agents, Brokers & Service
900	Arthur J Gallagher & Co.	15,300	0.84%

Iron & Steel Foundries
500	Precision Castparts Corp.	29,950	1.64%

Laboratory Analytical Instruments
1,748	PerkinElmer Inc.	22,322	1.22%

Life Insurance
48	National Western Life Insurance Co.	5,424	0.30%

Meat Packing Plants
1,000	Hormel Foods Corp.	31,710	1.73%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
1,580	Phillips-Van Heusen Corp.	35,834	1.96%

Metal Cans
1,300	Crown Holdings Inc. *	29,549	1.62%

Miscellaneous Industrial & Commercial Machinery & Equipment
1,100	Curtiss-Wright Corp.	30,855	1.69%

Miscellaneous Fabricated Metal Products
300	Parker-Hannifin Corporation	10,194	0.56%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
1,700	Steris Corp.	39,576	2.16%

Pharmaceutical Preparations
2,300	Endo Pharmaceuticals Holdings Inc. *	40,664	2.22%

Plastics Products
1,100	AptarGroup Inc.	34,254	1.87%

Pumps & Pumping Equipment
900	Robbins & Myers Inc.	13,653	0.75%

Radiotelephone Communications
1,000	Telephone & Data Systems Inc.	23,650	1.29%

Railroad, Line-Haul Operating
1,048	Kansas City Southern *	13,320	0.73%

Retail - Family Clothing Stores
1,800	American Eagle Outfitters	22,032	1.20%

Retail - Miscellaneous Retail
1,700	EZCORP, Inc. *	19,669	1.08%

Retail - Retail Stores
900	Petsmart Inc.	18,864	1.03%

Retail - Shoe Stores
2,600	Foot Locker, Inc.	27,248	1.49%

Secondary Smelting & Refining of Nonferrous Metals
1,000	OM Group, Inc. *	19,320
1,600	Titanium Metals Corp.	8,752
		28,072	1.54%

Security & Commodity Brokers, Dealers, Exchanges & Services
1,800	Interactive Data Corporation	44,748	2.45%

Security Brokers, Dealers & Flotation Companies
2,300	Jefferies Group Inc.	31,740
1,000	Piper Jaffray Companies *	25,790
		57,530	3.15%

Semiconductors & Related Devices
800	Cabot Microelectronics Corp. *	19,224
2,300	QLogic Corporation *	25,576
2,400	Verigy, Ltd. * **	19,800
		64,600	3.53%

Services - Business Services
1,400	Fair Isaac Corp.	19,698
4,500	Premiere Global Services Inc. *	39,690
		59,388	3.25%

Services - Computer Integrated Systems Design
4,200	Convergys Corp. *	33,936
1,400	MICROS Systems, Inc. *	26,250
		60,186	3.29%

Services - Hospitals
1,200	Magellan Health Services Inc. *	43,728
900	Mednax, Inc. *	26,523
		70,251	3.84%

Services - Miscellaneous Health & Allied Services, NEC
1,400	Lincare Holdings Inc. *	30,520	1.67%

Services - Motion Picture Theaters
2,900	Regal Entertainment Group	38,889	2.13%

Services - Prepackaged Software
5,600	Compuware Corp. *	36,904
900	Sybase, Inc. *	27,261
		64,165	3.51%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
600	Church & Dwight Co., Inc.	31,338	1.71%

Special Industry Machinery (No Metalworking Machinery)
700	Pentair Inc.	15,169	0.83%

Water Transportation
700	Alexander & Baldwin Inc. *	13,321	0.73%

Wholesale - Electronic Parts & Equipment
1,900	Avnet Inc. *	33,269	1.81%

Total for Common Stock (Cost $1,846,816)		$ 1,607,058	87.89%

REAL ESTATE INVESTMENT TRUSTS
7,700	Anworth Mortgage Asset Corp.	47,201
6,600	MFA Mortgage Investments Inc.	38,808
Total for Real Estate Investment Trusts (Cost $102,470)		86,009	4.70%

CASH EQUIVALENTS
143,451	SEI Daily Income Treasury Government CL B 0.23% ***	143,451	7.85%
Total for Cash Equivalents (Cost $143,451)

Total Investment Securities		1,836,519	100.44%
	(Cost $2,092,737)

Liabilities In Excess of Other Assets		(8,106)	-0.44%

Net Assets		$ 1,828,413	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2009.

See accompanying notes to Schedules of Investments

Paradigm Intrinsic Value Fund
	Schedule of Investments
		March 31, 2009
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Apparel & Other Finished Products of Fabrics & Similar Materials
2,780	Volcom Inc. *	$ 26,966	1.86%

Beverages
655	Pepsico, Inc.	33,719	2.32%

Chemicals & Allied Products
5,845	Innospec Inc.	22,036
2,120	Olin Corporation	30,252
		52,288	3.60%

Crude Petroleum & Natural Gas
245	EnCana Corp.	9,949
570	Plains Exploration & Production Company *	9,821
420	Whiting Petroleum Corp. *	10,857
		30,628	2.11%

Electrical Industrial Apparatus
2,290	Woodward Governor Co.	25,602	1.76%

Electronic Components & Accessories
13,400	Vishay Intertechnology *	46,632	3.21%

Engines & Turbines
890	Cummins Inc.	22,651	1.56%

Fire, Marine & Casualty Insurance
3,950	American Financial Group Inc.	63,398
11	Berkshire Hathaway Inc. Class B *	31,020
		94,418	6.51%

Food and Kindred Products
1,547	Nestle SA **	51,825	3.57%

Guided Missiles & Space Vehicles & Parts
435	Alliant Techsystems Inc. *	29,136	2.01%

Iron & Steel Foundries
550	Precision Castparts Corp.	32,945	2.27%

Leather & Leather Products
1,325	Coach Inc. *	22,128	1.52%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
1,915	Phillips-Van Heusen Corp.	43,432	2.99%

Miscellaneous Industrial & Commercial Machinery & Equipment
1,295	Curtiss-Wright Corp.	36,325	2.50%

Miscellaneous Fabricated Metal Products
1,525	Parker Hannifin Corporation	51,820	3.57%

Newspapers: Publishing or Publishing & Printing
3,660	News Corp.	24,229	1.67%

Petroleum Refining
195	ConocoPhillips	7,636	0.53%

Pharmaceutical Preparations
1,100	Endo Pharmaceuticals Holdings Inc. *	19,448	1.34%

Railroads, Line-Haul Operating
910	Canadian National Railway Company	32,260	2.22%

Rolling Drawing & Extruding of Nonferrous Metals
820	RTI International Metals Inc. *	9,594	0.66%

Security Brokers, Dealers & Flotation Companies
2,250	Jefferies Group Inc.	31,050	2.14%

Semiconductors & Related Devices
1,955	Applied Materials Inc.	21,016	1.45%

Services - Business Services
990	Fair Isaac Corp.	13,929	0.96%

Services - Hospitals
1,135	Magellan Health Services Inc. *	41,359	2.85%

Service - Prepackaged Software
5,995	Compuware Corp. *	39,507	2.72%

Ship & Boat Building & Repairing
1,055	General Dynamics Corp.	43,877	3.02%

Special Industry Machinery, NEC
870	Cymer Inc. *	19,366
1,220	Varian Semiconductor Equipment Associates Inc. *	26,425
		45,791	3.16%

State Commercial Banks
1,480	The Bank of New York Mellon Corporation	41,810	2.89%

Wholesale - Electronic Parts & Equipment, NEC
4,240	Avnet Inc. *	74,242	5.13%

Total for Common Stock (Cost $1,587,009)		$ 1,046,263	72.10%

REAL ESTATE INVESTMENT TRUSTS
10,650	Anworth Mortgage Asset Corp.	65,285
10,725	MFA Mortgage Investments Inc.	63,063
Total for Real Estate Investment Trusts (Cost - $149,268)		128,348	8.85%

EXCHANGE TRADED FUNDS
870	iShares COMEX Gold Trust *	78,639
435	SPDR Gold Trust *	39,272
1,080	ProShares UltraShort 20+ Year Treasury *	47,131
Total for Exchange Traded Funds (Cost - $157,357)		165,042	11.37%

CASH EQUIVALENTS
142,209	SEI Daily Income Treasury Government CL B 0.23% ***	142,209	9.80%
Total for Cash Equivalents (Cost $142,209)

Total Investment Securities		1,481,862	102.12%
	(Cost $2,035,843)

Liabilities In Excess of Other Assets		(30,826)	-2.12%

Net Assets		$ 1,451,035	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2009.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2009 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                          Value Fund             Opportunity Fund

                                                                 Select Fund

Cost of Investments

$91,868,261

           $2,583,248

        $2,092,737

Gross Unrealized Appreciation                  $4,191,936

$175,443

$109,651

Gross Unrealized Depreciation

($21,748,222)

    ($377,660)

($365,869)

Net Unrealized Appreciation

   (Depreciation) on Investments

   ($17,556,286)

  ($202,217)

($256,218)

                                                          Intrinsic Value Fund

Cost of Investments

$2,035,843

Gross Unrealized Appreciation

$20,612

Gross Unrealized Depreciation

       ($574,593)

Net Unrealized Appreciation

   (Depreciation) on Investments

 ($553,981)

2. SECURITY VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements" effective March 31, 2008.  This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds’ assets carried at fair value:

Valuation Inputs	Value Fund Investments in Securities	Opportunity Fund Investments in Securities	Select Fund Investments in Securities
Level 1 – Quoted Prices	$74,311,975	$2,381,031	$1,836,519
Level 2 –Significant Other Observable Inputs	$0	$0	$0
Level 3 –Significant Unobservable Inputs	$0	$0	$0
Total	$74,311,975	$2,381,031	$1,836,519

Valuation Inputs	Intrinsic Value Fund Investments in Securities
Level 1 – Quoted Prices	$1,481,862
Level 2 –Significant Other Observable Inputs	$0
Level 3 –Significant Unobservable Inputs	$0
Total	$1,481,862

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:           5/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:           5/26/09

By: /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:       5-27-09